Acquisition of Topone (Details) - Topone [Member] - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 24, 2025
Acquisition of Topone [Line Items]
Percentage of issued and outstanding shares		100.00%
Total consideration		¥ 1,107
Identifiable intangible assets	¥ 678